Document and Entity Information	Aug. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2018
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2018
Document Effective Date	Nov. 15, 2018
Prospectus Date	Aug. 09, 2018